Jul. 31, 2020
PVC Contract Funds Prospectus | LargeCap Growth Account I
Principal Variable Contracts Funds, Inc.
Supplement dated July 31, 2020
to the Prospectus dated May 1, 2020
(as previously supplemented)

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.
SUMMARY FOR LARGECAP GROWTH ACCOUNT I

On July 30, 2020, the Board of Directors of Principal Variable Contracts Funds, Inc. approved a change to the Account’s diversification classification from “diversified” to “non-diversified” and a change to the related fundamental investment restriction (together, the “Proposed Change”). Account shareholders of record on August 19, 2020 are entitled to vote on the Proposed Change at a Special Meeting of Shareholders of the Account tentatively scheduled for October 28, 2020. Additional information about the Proposed Change will be provided in the Proxy Statement that is expected to be sent to record date Account shareholders on or about September 4, 2020. The Proposed Change, if approved by Account shareholders, is expected to be effective on or about November 1, 2020 (the “Change Date”). However, the Account’s officers have the discretion to change these dates.

SUMMARY FOR LARGECAP GROWTH ACCOUNT I
On or about the Change Date, under Principal Investment Strategies, add the following after the second paragraph:
The Account is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Account's share price than would occur in a more diversified fund.

On or about the Change Date, in the Principal Risks section, add the following to the alphabetical list of risks:
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.